Income Taxes (Significant Components of (Expense) Benefit for Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current Federal, State and local					$ (2)	$ 6	$ 1
Current, International					(47)	(39)	(53)
Total current					(49)	(33)	(52)
Deferred, Federal, State and local					32	9	(3)
Deferred, International					46	8	44
Total deferred					78	17	41
Income tax benefit (expense)	$ (5)	$ (7)	$ (15)	$ (14)	$ 29	$ (16)	$ (11)